LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES

NOTE 8 -      LEASES

The company have entered into several non-cancelable operating lease agreements for real estate (mainly offices, warehouse and base stations), vehicles and certain network equipment. In addition to rent, the leases may require payment of maintenance, insurance and other operating expenses. The company's leases have original lease periods expiring between 2021 and 2028. Payments due under such lease contracts include primarily fix payments. The company do not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement (or become as such in future date). The company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

F - 30

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 8 -      LEASES (cont.)

The components of lease costs, lease term and discount rate are as follows:

US dollars
(in thousands)	Year Ended December 31, 2020

Operating lease cost:
Office and warehouse space	1,656
Base stations	697
Vehicle	493
Others	166
3,012
Weighted Average Remaining Lease Term (years):
Office space	1.3
Base stations	5.3
Vehicle	1.3
Others	1.6

Weighted Average Discount Rate (%):
Office space	5.26
Base stations	2.13
vehicle	9.17
Others	7.83

Supplemental cash flow information related to operating leases was as follows:

US dollars
(in Million)	Year Ended December 31, 2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	3.0

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31, 2020:

US dollars
December 31, 2020
Period:
2021	2,974
2022	1,349
2023	456
2024	372
2025	328
Thereafter	436
Total operating lease payments	5,915
Less: imputed interest	(367)
Present value of lease liabilities	5,548